Related Party Transactions - Summary of Activities with Affiliates of the Non Controlling Shareholders (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Related Party Transaction [Line Items]
Prepaid R&D expenses	$ 122		$ 55
Accounts payable	147		167
Accrued liabilities	472		$ 250
Amounts paid	269	$ 127
R&D expense recognized	$ 469	$ 83